Convertible Notes Payable and Accrued Interest (Details Textual) - $ / shares	Sep. 30, 2016	Dec. 31, 2015
Due to a director of Omagine, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%	10.00%
Conversion price	$ 2.50	$ 2.50
Due to investors, interest at 15% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	15.00%	15.00%
Conversion price	$ 2.50	$ 2.50
Due to investors, interest at 10% per annum, due on demand, convertible into Common Stock at a conversion price of $2.50 per Common Share: [Member]
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%	10.00%
Conversion price	$ 2.50	$ 2.50
Due to entity owned by two directors of Omagine, interest at 5% per annum, due on December 24, 2016 convertible into Common Stock at a conversion price of $0.75 per Common Share:
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	5.00%
Conversion price	$ 0.75